Financial Assets and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of Movement in Non-Current Financial Assets
The breakdown of financial assets and other non-current assets of the Telefónica Group at December 31, 2022 and December 31, 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Non-current financial assets (Note 16)	6,219	6,062
Investments	497	479
Other long-term credits	981	890
Deposits and guarantees	1,163	1,254
Trade receivables	1,019	752
Receivables for subleases	19	27
Impairment of trade receivables	(128)	(112)
Derivative financial assets (Note 19)	2,668	2,772
Other non-current assets	1,882	1,285
Contractual assets (Note 23)	359	209
Deferred expenses (Note 23)	854	555
Long-term receivables for taxes	345	299
Prepayments	324	222
Total	8,101	7,347
The movement in investments, other long-term credits, deposits and guarantees, trade receivables, long-term receivables for subleases and impairment of trade receivables in 2022 and 2021, is as follows:

Millions of euros	Investments	Other long-term credits	Deposits and guarantees	Trade receivables	Long-term receivables for subleases	Impairment of trade receivables
Balance at 12/31/20	457	252	1,633	551	15	(122)
Additions	9	686	195	540	11	(6)
Disposals	(41)	(6)	(30)	(272)	—	45
Translation differences	—	(9)	9	—	—	(2)
Fair value adjustments and financial updates	56	14	8	(2)	—	—
Transfers and other	(2)	(47)	(561)	(65)	1	(27)
Balance at 12/31/21	479	890	1,254	752	27	(112)
Additions	12	503	64	616	4	(10)
Disposals	(74)	(94)	(33)	(162)	(4)	3
Translation differences	(1)	2	69	12	1	(13)
Fair value adjustments and financial updates	80	64	26	(2)	—	—
Transfers and other	1	(384)	(217)	(197)	(9)	4
Balance at 12/31/22	497	981	1,163	1,019	19	(128)